Income Taxes - Reconciliation Between the Reported Income Tax Expense and the Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Federal income tax at the statutory rate									$ 3,361	$ 3,413	$ 4,098
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect									387	363	451
Bank owned life insurance income									(353)	(314)	(293)
Incentive stock option expense									1	3	4
Change in tax rate											(79)
Other, net									23	(38)	(6)
Total Income Tax Expense	$ 825	$ 907	$ 732	$ 955	$ 805	$ 688	$ 950	$ 984	$ 3,419	$ 3,427	$ 4,175
Effective income tax rate									34.60%	34.10%	34.60%